RISK MANAGEMENT - External Credit Ratings for Cash and Cash Equivalents and Investments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 29,149	$ 5,088
Credit risk | Cash and cash equivalents and investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	31,789	9,125
Credit risk | Cash and cash equivalents and investments | AAA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,237	1,331
Credit risk | Cash and cash equivalents and investments | AA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,497	283
Credit risk | Cash and cash equivalents and investments | A
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	10,004	2,459
Credit risk | Cash and cash equivalents and investments | BBB
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	11,316	3,809
Credit risk | Cash and cash equivalents and investments | BB and below
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,982	550
Credit risk | Cash and cash equivalents and investments | Unrated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,753	693
Credit risk | Cash and cash equivalents and investments | Bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	17,146	3,395
Credit risk | Cash and cash equivalents and investments | Bonds | AAA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,094	500
Credit risk | Cash and cash equivalents and investments | Bonds | AA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,014	48
Credit risk | Cash and cash equivalents and investments | Bonds | A
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,517	1,450
Credit risk | Cash and cash equivalents and investments | Bonds | BBB
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6,057	1,209
Credit risk | Cash and cash equivalents and investments | Bonds | BB and below
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,464	188
Credit risk | Cash and cash equivalents and investments | Bonds | Unrated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Credit risk | Cash and cash equivalents and investments | Asset-backed securities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,602	168
Credit risk | Cash and cash equivalents and investments | Asset-backed securities | AAA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	218	12
Credit risk | Cash and cash equivalents and investments | Asset-backed securities | AA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	205	7
Credit risk | Cash and cash equivalents and investments | Asset-backed securities | A
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	629	51
Credit risk | Cash and cash equivalents and investments | Asset-backed securities | BBB
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	414	61
Credit risk | Cash and cash equivalents and investments | Asset-backed securities | BB and below
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	133	37
Credit risk | Cash and cash equivalents and investments | Asset-backed securities | Unrated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3	0
Credit risk | Cash and cash equivalents and investments | Private debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	256	137
Credit risk | Cash and cash equivalents and investments | Private debt | AAA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Credit risk | Cash and cash equivalents and investments | Private debt | AA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Credit risk | Cash and cash equivalents and investments | Private debt | A
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	133	0
Credit risk | Cash and cash equivalents and investments | Private debt | BBB
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Credit risk | Cash and cash equivalents and investments | Private debt | BB and below
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Credit risk | Cash and cash equivalents and investments | Private debt | Unrated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	123	137
Credit risk | Cash and cash equivalents and investments | Preferred shares
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	73	19
Credit risk | Cash and cash equivalents and investments | Preferred shares | AAA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Credit risk | Cash and cash equivalents and investments | Preferred shares | AA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Credit risk | Cash and cash equivalents and investments | Preferred shares | A
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2	7
Credit risk | Cash and cash equivalents and investments | Preferred shares | BBB
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	30	0
Credit risk | Cash and cash equivalents and investments | Preferred shares | BB and below
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3	2
Credit risk | Cash and cash equivalents and investments | Preferred shares | Unrated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	38	10
Credit risk | Cash and cash equivalents and investments | Private loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,172	568
Credit risk | Cash and cash equivalents and investments | Private loans | AAA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Credit risk | Cash and cash equivalents and investments | Private loans | AA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Credit risk | Cash and cash equivalents and investments | Private loans | A
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4	60
Credit risk | Cash and cash equivalents and investments | Private loans | BBB
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	18	55
Credit risk | Cash and cash equivalents and investments | Private loans | BB and below
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	411	188
Credit risk | Cash and cash equivalents and investments | Private loans | Unrated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	739	265
Credit risk | Cash and cash equivalents and investments | Mortgage loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,930	188
Credit risk | Cash and cash equivalents and investments | Mortgage loans | AAA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Credit risk | Cash and cash equivalents and investments | Mortgage loans | AA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Credit risk | Cash and cash equivalents and investments | Mortgage loans | A
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,583	0
Credit risk | Cash and cash equivalents and investments | Mortgage loans | BBB
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,370	0
Credit risk | Cash and cash equivalents and investments | Mortgage loans | BB and below
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,827	0
Credit risk | Cash and cash equivalents and investments | Mortgage loans | Unrated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	150	188
Credit risk | Cash and cash equivalents and investments | Reinsurance funds withheld
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,610	4,650
Credit risk | Cash and cash equivalents and investments | Reinsurance funds withheld | AAA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	925	819
Credit risk | Cash and cash equivalents and investments | Reinsurance funds withheld | AA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	278	228
Credit risk | Cash and cash equivalents and investments | Reinsurance funds withheld | A
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,136	891
Credit risk | Cash and cash equivalents and investments | Reinsurance funds withheld | BBB
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,427	2,484
Credit risk | Cash and cash equivalents and investments | Reinsurance funds withheld | BB and below
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	144	135
Credit risk | Cash and cash equivalents and investments | Reinsurance funds withheld | Unrated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 700	$ 93